Fair Value (Tables)	12 Months Ended
Mar. 31, 2018
Measured at fair value on a recurring basis [member]
Financial Assets and Financial Liabilities

Assets and liabilities measured at fair value on a recurring basis as of March 31, 2017 and 2018 consist of the following:

	Yen (millions)
As of March 31, 2017	Level 1	Level 2	Level 3	Total
Other financial assets:
Financial assets measured at fair value through profit or loss:
Derivatives
Foreign exchange instruments	¥—	¥8,850	¥—	¥8,850
Interest rate instruments	—	26,663	—	26,663

Total	—	35,513	—	35,513

Debt securities	24,096	38,988	5,610	68,694
Financial assets measured at fair value through other comprehensive income:
Equity securities	177,339	—	11,318	188,657

Total	¥201,435	¥74,501	¥16,928	¥292,864

Other financial liabilities:
Financial liabilities measured at fair value through profit or loss:
Derivatives
Foreign exchange instruments	¥—	¥33,483	¥—	¥33,483
Interest rate instruments	—	21,593	—	21,593

Total	—	55,076	—	55,076

Total	¥—	¥55,076	¥—	¥55,076

	Yen (millions)
As of March 31, 2018	Level 1	Level 2	Level 3	Total
Other financial assets:
Financial assets measured at fair value through profit or loss:
Derivatives
Foreign exchange instruments	¥—	¥38,926	¥—	¥38,926
Interest rate instruments	—	49,419	—	49,419

Total	—	88,345	—	88,345

Debt securities	26,763	37,860	5,206	69,829
Financial assets measured at fair value through other comprehensive income:
Equity securities	198,011	—	12,671	210,682

Total	¥224,774	¥126,205	¥17,877	¥368,856

Other financial liabilities:
Financial liabilities measured at fair value through profit or loss:
Derivatives
Foreign exchange instruments	¥—	¥16,417	¥—	¥16,417
Interest rate instruments	—	36,369	—	36,369

Total	—	52,786	—	52,786

Total	¥—	¥52,786	¥—	¥52,786

At cost [member]
Financial Assets and Financial Liabilities

The carrying amounts and fair values of financial assets and financial liabilities measured at amortized cost as of March 31, 2017 and 2018 are as follows:

	Yen (millions)
	2017		2018
	Carrying amount	Fair value	Carrying amount	Fair value
Receivables from financial services	¥4,949,553	¥4,952,670	¥4,958,063	¥4,935,772
Debt securities	68,263	68,264	104,286	104,284
Financing liabilities	6,809,118	6,841,558	6,799,010	6,795,675

Level 3 [member] | Measured at fair value on a recurring basis [member]
Financial Assets and Financial Liabilities

The changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the years ended March 31, 2017 and 2018 are as follows:

	Yen (millions)
For the year ended March 31, 2017	Debt securities	Equity securities
Balance as of April 1, 2016	¥5,521	¥10,370

Total gains or losses:
Profit or loss	108	—
Other comprehensive income	—	187
Purchases	—	1,120
Sales	—	(168)
Exchange differences on translating foreign operations	(19)	(191)

Balance as of March 31, 2017	¥5,610	¥11,318

Unrealized gains or losses included in profit or loss on assets held at March 31, 2017	¥108	¥—

	Yen (millions)
For the year ended March 31, 2018	Debt securities	Equity securities
Balance as of April 1, 2017	¥5,610	¥11,318

Total gains or losses:
Profit or loss	111	—
Other comprehensive income	—	(323)
Purchases	—	1,833
Sales	(222)	(107)
Exchange differences on translating foreign operations	(293)	(50)

Balance as of March 31, 2018	¥5,206	¥12,671

Unrealized gains or losses included in profit or loss on assets held at March 31, 2018	¥111	¥—

Explanatory notes:

1.	Gains or losses included in profit or loss for the years ended March 31, 2017 and 2018 are included in other, net in finance income and finance costs in the consolidated statements of income.
2.	Gains or losses included in other comprehensive income for the years ended March 31, 2017 and 2018 are included in net changes in revaluation of financial assets measured at fair value through other comprehensive income in the consolidated statements of comprehensive income.